UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                 811-07322

Exact name of registrant as specified in charter:                                The Integrity Growth & Income Fund

Address of principal executive offices:                1 North Main Street
Minot, North Dakota 58701

Name and address of agent for service:                                Brenda Sem

1 North Main Street
Minot, North Dakota 58701

Registrant's telephone number, including area code:                                (701) 852-5292

Date of fiscal year end:                                November 30

Date of reporting period:                                August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments August 31, 2005 (Unaudited)
Growth & Income Fund

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (74.3%)

APPLICATION SOFTWARE (1.0%)
*Adobe Systems Inc	20,000	$540,800
		540,800

AUTOMOTIVE (0.6%)
*Dura Automotive Systems, Inc.	70,000	321,300
		321,300

BUSINESS SERVICE (10.5%)
Albertson's Inc.	100,000	2,013,000
*Intrado Inc.	80,000	1,200,000
*Portfolio Recovery Associates	60,000	2,398,200
		5,611,200

BUSINESS SOFTWARE (1.7%)
*EPIQ Systems, Inc.	50,000	918,000
		918,000

COMMUNICATIONS EQUIPMENT (4.1%)
BellSouth Corporation	82,000	2,155,780
		2,155,780

COMPUTER HARDWARE (0.1%)
*Symbol Technologies, Inc.	7,040	64,627
		64,627

CONGLOMERATES (4.7%)
Raytheon Co.	64,000	2,510,080
		2,510,080

CONSTRUCTION SERVICES (4.3%)
*Dycom Industries	90,000	1,594,800
*Quanta Services, Inc.	60,000	720,000
		2,314,800

CONSUMER PRODUCTS (0.5%)
Coca-Cola Bottling	5,000	244,500
		244,500

FINANCIAL (5.2%)
Federated Investors, Inc.	90,000	2,795,400
		2,795,400

INSURANCE (8.9%)
AFLAC Inc	64,000	2,766,080
*Arthur J. Gallagher & Co.	70,000	1,999,200
		4,765,280

OFFICE SUPPLIES (3.5%)
*Xerox Corp	140,000	1,877,400
		1,877,400

OIL AND GAS OPERATIONS (9.2%)
National Fuel Gas Co.	80,000	2,408,800
TransCanada Corporation ADR	90,000	2,509,200
		4,918,000

PERSONAL PRODUCTS (1.6%)
Stewart Enterprises	120,000	832,800
		832,800

PUBLISHING (4.8%)
American Greetings Corp.	100,000	2,539,000
		2,539,000

SEMICONDUCTOR (3.0%)
*OmniVision Technologies, Inc.	110,000	1,612,600
		1,612,600

TELECOMMUNICATIONS (10.6%)
CenturyTel, Inc.	60,000	2,154,000
*Commonwealth Telephone Enterprises, Inc.	20,000	804,800
Verizon	82,000	2,682,220
		5,641,020

TOTAL COMMON STOCKS (COST:$38,997,710)		$39,662,587

GOVERNMENT (16.9%)	Matured Amount
Wells Fargo Repurchase Agreement (COST:$9,000,000)	9,000,000	$9,000,000
3.2%, Dated 8/3/05, Due 9/7/05, Collateralized by US Treasury Obligations		9,000,000

SHORT-TERM SECURITIES (6.7%)	Shares
Wells Fargo Advantage Investment Money Market (COST:$1,800,000)	1,800,000	$1,800,000
Wells Fargo Advantage Treasury Plus Money Market (COST:$1,800,000)	1,800,000	1,800,000
		$3,600,000

TOTAL INVESTMENTS IN SECURITIES (COST:$51,597,710)		$52,262,587

OTHER ASSETS LESS LIABILITIES		1,083,240

NET ASSESTS		$53,345,827

* Non-income producing
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Growth & Income Fund

Date: September 30, 2005BY: /s/Robert E. Walstad

ROBERT E. WALSTAD

PRESIDENT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Growth & Income Fund

Date: September 30, 2005 BY: /s/Robert E. Walstad

ROBERT E. WALSTAD

PRESIDENT

Date: September 30, 2005BY: /s/Brent M. Wheeler

BRENT M. WHEELER

TREASURER